Stock-Based Compensation (Details) - Schedule of Company’s RSU’s - Restricted Stock Units [Member]	12 Months Ended
Dec. 31, 2023 $ / shares shares
Schedule of Company’s RSU’s [Line Items]
Number of Options Outstanding, Beginning Balance | shares	3,779,716
Weighted-Average Grant Date Fair Value, Beginning Balance | $ / shares	$ 6.08
Number of Options, Granted | shares	4,377,951
Weighted-Average Grant Date Fair Value, Granted | $ / shares	$ 4.8
Number of Options, Vested | shares	(1,630,223)
Weighted-Average Grant Date Fair Value, Vested | $ / shares	$ 6.11
Number of Options, Forfeited | shares	(1,085,131)
Weighted-Average Grant Date Fair Value, Forfeited | $ / shares	$ 5.41
Number of Options Outstanding, Ending Balance | shares	5,442,313
Weighted-Average Grant Date Fair Value, Ending Balance | $ / shares	$ 5.26